NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations	¥ (2,034,385)	$ (287,313)	¥ (295,539)	¥ (1,327,678)	¥ (1,351,761)	¥ (1,268,824)
Net loss from discontinued operations	(455,177)	(64,283)		(662,450)	(186,524)	(1,478,974)
Net loss	(2,489,562)	(351,596)	(284,984)	(1,990,128)	(1,538,285)	(2,747,798)
Earnings Per Share Reconciliation [Abstract]
Net loss from continuing operations	(2,034,385)	(287,313)	(295,539)	(1,327,678)	(1,351,761)	(1,268,824)
Less: net loss from operations attributable to non-controlling interests shareholders	(5,383)	(760)	(445)	(1,452)	(15,771)	(25,202)
Net loss from continuing operations, attributable to UXIN LIMITED	(2,029,002)	(286,553)		(1,326,226)	(1,335,990)	(1,243,622)
Accretion on redeemable preferred shares					(318,951)	(555,824)
Deemed dividend to preferred shareholders					544,773	587,564
Deemed dividend on Preferred Shareholders						92,779
Net loss attributable to ordinary shareholders from continuing operations, basic	(2,029,002)	(286,553)	(295,094)	(1,326,226)	(2,199,714)	(2,294,231)
Net loss attributable to ordinary shareholders from discontinued operations, basic	¥ (455,177)	$ (64,283)	¥ 10,555	¥ (662,450)	¥ (186,524)	¥ (1,478,974)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share, basic and diluted (in shares) | shares	888,460,868	888,460,868		886,613,598	477,848,763	49,318,860
Net loss per share attributable to ordinary shareholders:
Net loss per share attributable to ordinary shareholders, basic, continuing operations | (per share)	¥ (2.28)	$ (0.32)		¥ (1.50)	¥ (4.60)	¥ (46.52)
Net loss per share attributable to ordinary shareholders, basic, discontinued operations | (per share)	(0.51)	(0.07)		(0.75)	(0.39)	(29.99)
Net loss per share attributable to ordinary shareholders, dilued, continuing operations | (per share)	(2.28)	(0.32)		(1.50)	(4.60)	(46.52)
Net loss per share attributable to ordinary shareholders, diluted, discontinued operations | (per share)	¥ (0.51)	$ (0.07)		¥ (0.75)	¥ (0.39)	¥ (29.99)